Major Classifications of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 474,762	$ 447,254	$ 425,069
Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	18,215	14,571	12,472
Secured by farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	3,185	3,585
Revolving, open-end loans secured by 1 - 4 family residential properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	11,754	11,215
All other loans secured by 1 - 4 family residential properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	88,930	87,088
Secured by non-farm, non-residential properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	281,841	269,248
Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	53,585	45,312
Ready credit loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	507	494
Other consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	7,854	9,327
Agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,371	955
All other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 7,520	$ 5,459